TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 10,656	$ (33,444)	$ (1,105)
Foreign	2,009	15,691	5,818
Income before taxes on income	$ 12,665	$ (17,753)	$ 4,713